Supplemental condensed consolidating financial information (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Condensed Consolidating Financial Information Tables [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	591	-	884	(40)	1,435

Product sales	560	-	862	-	1,422
Interest, dividends and other	31	-	22	(40)	13

Costs and expenses	412	30	627	8	1,077

Production costs	251	-	457	-	708
Exploration costs	4	4	49	-	57
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	56	9	6	(3)	68
Royalties paid	14	-	26	-	40
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Interest expense	2	17	25	-	44
Accretion expense	3	-	4	-	7
Employment severance costs	3	-	1	-	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	-	11	(2)
Non-hedge derivative gain and movement on bonds	-	-	(41)	-	(41)

Income/(loss) before income tax provision	179	(30)	257	(48)	358
Taxation expense	(59)	-	(65)	-	(124)
Equity income in associates	7	2	-	-	9
Equity income/(loss) in subsidiaries	123	111	-	(234)	-
Income/(loss) from continuing operations	250	83	192	(282)	243
Preferred stock dividends	(13)	-	(13)	26	-
Net income/(loss)	237	83	179	(256)	243
Less: Net income attributable to noncontrolling interests	-	-	(6)	-	(6)

Net income/(loss) - attributable to AngloGold Ashanti	237	83	173	(256)	237

Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	429	(1)	700	(17)	1,111

Product sales	410	-	685	-	1,095
Interest, dividends and other	19	(1)	15	(17)	16

Costs and expenses	347	14	518	-	879

Production costs	233	-	367	-	600
Exploration costs	2	1	37	-	40
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses	27	-	10	3	40
Royalties paid	1	-	24	-	25
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	89	-	86	-	175
Impairment of assets	-	-	9	-	9
Interest expense	1	10	17	-	28
Accretion expense	2	-	3	-	5
Employment severance costs	6	-	1	-	7
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	3	6	(3)	12
Non-hedge derivative gain and movement on bonds	(17)	-	(44)	-	(61)

Income/(loss) before income tax provision	82	(15)	182	(17)	232
Taxation expense	(15)	-	(61)	-	(76)
Equity income in associates	25	-	-	-	25
Equity income/(loss) in subsidiaries	86	54	-	(140)	-
Income/(loss) from continuing operations	178	39	121	(157)	181
Preferred stock dividends	(9)	-	(9)	18	-
Net income/(loss)	169	39	112	(139)	181
Less: Net income attributable to noncontrolling interests	-	-	(12)	-	(12)

Net income/(loss) - attributable to AngloGold Ashanti	169	39	100	(139)	169

Condensed Consolidating Balance Sheet [Text Block]
Condensed consolidating balance sheets
AT MARCH 31, 2011
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,064	2,267	3,338	(4,665)	2,004
Cash and cash equivalents	181	156	282	-	619
Restricted cash	1	-	17	-	18
Receivables, inter-group balances and other current assets	882	2,111	3,039	(4,665)	1,367
Property, plant and equipment, net	2,136	-	3,760	-	5,896
Acquired properties, net	208	-	617	-	825
Goodwill	-	-	199	(17)	182
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	25	-	25
Materials on the leach pad	-	-	350	-	350
Other long-term assets and deferred taxation assets	3,480	856	909	(4,161)	1,084

Total assets	6,888	3,123	9,215	(8,843)	10,383

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,139	1,617	5,481	(7,312)	925
Other non-current liabilities	52	-	67	(51)	68
Long-term debt	38	994	1,499	-	2,531
Derivatives	-	-	162	-	162
Deferred taxation liabilities	702	-	489	7	1,198
Provision for environmental rehabilitation	174	-	355	-	529
Other accrued liabilities	-	-	44	-	44
Provision for pension and other post-retirement medical benefits	161	-	15	-	176
Commitments and contingencies	-	-	-	-	-
Equity	4,622	512	1,103	(1,487)	4,750
Stock issued	13	4,627	897	(5,524)	13
Additional paid in capital	8,685	363	219	(582)	8,685
Accumulated (deficit)/profit	(3,675)	(4,478)	(4,223)	8,701	(3,675)
Accumulated other comprehensive income and reserves	(401)	-	4,083	(4,083)	(401)
Total AngloGold Ashanti stockholders' equity	4,622	512	976	(1,488)	4,622
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,888	3,123	9,215	(8,843)	10,383

Condensed consolidating balance sheets
AT DECEMBER 31, 2010
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074

Total assets	6,911	3,001	9,703	(9,227)	10,388

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated (deficit)/profit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388

Condensed Consolidating Statement Of Cash Flows [Text Block]
Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	272	41	216	(26)	503
Net income/(loss)	237	83	179	(256)	243
Reconciled to net cash provided by/(used) in by operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	8	11	6
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Deferred taxation	56	-	13	-	69
Other non cash items	(165)	(113)	43	219	(16)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	2	-	5	-	7

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	75	57	(132)	-	-
Receivables	(3)	-	(63)	-	(66)
Inventories	3	-	(2)	-	1
Accounts payable and other current liabilities	(15)	14	67	-	66

Net cash used in investing activities	(85)	(19)	(165)	-	(269)
Increase in non-current investments	-	(19)	(36)	-	(55)
Additions to property, plant and equipment	(95)	-	(139)	-	(234)
Proceeds on sale of mining assets	1	-	1	-	2
Proceeds on sale of investments	-	-	15	-	15
Proceeds from disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	5	-	5

Net cash (used)/generated by financing activities	(154)	20	(86)	26	(194)
Repayments of debt	(99)	(50)	(3)	-	(152)
Issuance of stock	1	40	(40)	-	1
Dividends (paid)/received	(56)	30	(43)	26	(43)

Net increase/(decrease) in cash and cash equivalents	33	42	(35)	-	40
Effect of exchange rate changes on cash	(4)	-	(3)	-	(7)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – March 31,	181	156	282	-	619

Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash (used) in/provided by operating activities	(24)	(29)	225	(18)	154
Net income/(loss)	169	39	112	(139)	181
Reconciled to net cash (used) in/provided by in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	3	6	(3)	12
Depreciation, depletion and amortization	89	-	86	-	175
Impairment of assets	-	-	9	-	9
Deferred taxation	2	-	14	-	16
Other non cash items	(212)	(62)	(18)	124	(168)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	8	-	9

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(43)	(13)	56	-	-
Receivables	(7)	3	(42)	-	(46)
Inventories	(22)	-	(2)	-	(24)
Accounts payable and other current liabilities	(7)	1	(4)	-	(10)

Net cash used in investing activities	(52)	(8)	(56)	-	(116)
Increase in non-current investments	(2)	(8)	(18)	-	(28)
Additions to property, plant and equipment	(82)	-	(87)	-	(169)
Proceeds on sale of mining assets	-	-	2	-	2
Proceeds on sale of investments	-	-	7	-	7
Proceeds on disposal of associate	1	-	-	-	1
Cash effects from hedge restructuring	31	-	45	-	76
Loans receivable advanced	-	-	(5)	-	(5)

Net cash (used)/generated by financing activities	(45)	(276)	(102)	18	(405)
Repayments of debt	-	(350)	(2)	-	(352)
Issuance of stock	-	35	(35)	-	-
Proceeds from debt	-	-	35	-	35
Cash effects from hedge restructuring	(1)	-	(52)	-	(53)
Dividends (paid)/received	(44)	39	(48)	18	(35)

Net (decrease)/increase in cash and cash equivalents	(121)	(313)	67	-	(367)
Effect of exchange rate changes on cash	1	-	(1)	-	-
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – March 31,	111	265	357	-	733